Property and equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	$ 9,152
Balance at the end	8,394	$ 9,152
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	19,188	16,168
Additions	4,130	4,016
Disposals	(631)	(996)
Balance at the end	22,687	19,188
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(10,036)	(5,894)
Depreciation expense	4,495	4,729
Disposals	238	587
Balance at the end	(14,293)	(10,036)
Office furniture and computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	2,002
Balance at the end	1,795	2,002
Office furniture and computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	5,366	4,737
Additions	660	846
Disposals	(52)	(217)
Balance at the end	5,974	5,366
Office furniture and computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(3,364)	(2,452)
Depreciation expense	815	976
Disposals	0	64
Balance at the end	(4,179)	(3,364)
Software
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	24
Balance at the end	44	24
Software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	458	458
Additions	42	0
Disposals	0	0
Balance at the end	500	458
Software | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(434)	(413)
Depreciation expense	22	21
Disposals	0	0
Balance at the end	(456)	(434)
Stockroom and production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	6,961
Balance at the end	6,449	6,961
Stockroom and production equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	12,867	10,451
Additions	3,368	3,170
Disposals	(579)	(754)
Balance at the end	15,656	12,867
Stockroom and production equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(5,906)	(2,759)
Depreciation expense	3,539	3,670
Disposals	238	523
Balance at the end	(9,207)	(5,906)
Tradeshow equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	0
Balance at the end	0	0
Tradeshow equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	47	47
Additions	0	0
Disposals	0	0
Balance at the end	47	47
Tradeshow equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(47)	(47)
Depreciation expense	0	0
Disposals	0	0
Balance at the end	(47)	(47)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	165
Balance at the end	106	165
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	450	475
Additions	60	0
Disposals	0	(25)
Balance at the end	510	450
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(285)	(223)
Depreciation expense	119	62
Disposals	0	0
Balance at the end	$ (404)	$ (285)